Annual Total Returns - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund - Fidelity Magellan Fund	May 30, 2023
Bar Chart Table:
Annual Return 2013	35.30%
Annual Return 2014	14.08%
Annual Return 2015	4.06%
Annual Return 2016	5.24%
Annual Return 2017	26.51%
Annual Return 2018	(5.60%)
Annual Return 2019	31.16%
Annual Return 2020	28.34%
Annual Return 2021	26.98%
Annual Return 2022	(27.15%)